Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Trade Accounts Receivable, Net	Trade Accounts Receivable, Net

	December 31, 2025		December 31, 2024
Trade accounts receivable	Ps.	42,287	Ps.	37,972
The Coca-Cola Company (see Note 15)		1,219		491
Loans to employees		87		119
Heineken Group		26		268
Others		8,127		7,321
		51,746		46,171
Allowance for expected credit losses		(3,427)		(2,979)
	Ps.	48,319	Ps.	43,192

7.1 Trade receivables
Trade receivables representing rights arising from sales and loans to employees or any other similar concept, are presented net of discounts and the allowance for expected credit losses.
Coca-Cola FEMSA has accounts receivable from The Coca-Cola Company arising from the latter’s participation in advertising and promotional programs.
Because 6% of the trade accounts receivables are unrecoverable, the Company does not have customers classified as “high risk,” which would be eligible to have special management conditions for the credit risk.
The allowance is calculated under an expected loss model that recognizes the impairment losses throughout the life of the contract. For this particular case, because the accounts receivable are generally outstanding for less than one year, the Company defined an impairment estimation model under a simplified approach of expected loss through a parametric model.
The parameters used within the model are:
•Breach probability;
•Loss severity;
•Financing rate;
•Special recovery rate; and
•Breach exposure.
Aging of accounts receivable (days current or outstanding)

	December 31, 2025		December 31, 2024
Current	Ps.	34,634	Ps.	30,045
0‑30 days		6,701		7,605
31‑60 days		839		1,343
61‑90 days		454		683
91‑120 days		1,355		393
120+ days		7,763		6,102
Total	Ps.	51,746	Ps.	46,171

7.2 Changes in the allowance for expected credit losses

	2025		2024		2023
Balance at the beginning of the period	Ps.	2,979	Ps.	2,535	Ps.	2,238
Allowance for the period		1,238		1,176		1,367
Write-offs of uncollectible accounts		(768)		(831)		(557)
Addition from business combinations		—		69		3
Effects of changes in foreign exchange rates		(110)		99		(26)
Disposal of businesses		88		(69)		(490)
Balance at the end of the period	Ps.	3,427	Ps.	2,979	Ps.	2,535

In determining the recoverability of trade receivables, the Company considers any change in the credit quality of the trade receivable from the date credit was initially granted up to the end of the reporting period. The concentration of credit risk is limited due to the customer base being large and dispersed.
For the years ended December 31, 2025, 2024 and 2023, the Company recognized an allowance for an amount of Ps. 577, Ps. 506 and Ps. 527, respectively, related with trades receivables in the Health Division due to uncertainty in collection.

7.3 Payments from The Coca-Cola Company
The Coca-Cola Company participates in certain marketing and promotional programs. Contributions received by the Company are recognized as a reduction in selling expenses. For the years ended December 31, 2025, 2024 and 2023 contributions received were Ps. 2,721, Ps. 2,012 and Ps. 2,450, respectively.